FAIR VALUE MEASUREMENTS (Fair Value Of Rap Cap Derivative) (Details) - Interest Rate Cap - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Balance at January 1,	¥ 12,142	¥ 57,332
Amortization		(6,365)
Cancellation	¥ (12,142)	(38,825)
Balance at December 31,		¥ 12,142